GRADY & ASSOCIATES

ATTORNEYS & COUNSELORS AT LAW

20220 CENTER RIDGE ROAD, SUITE 300

ROCKY RIVER, OHIO 44116-3501

(440) 356-7255

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www.gradyassociates.com

November 22, 2016

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-7010

Attention:	Michael Clampitt
Senior Counsel

Re:	Middlefield Banc Corp.
Registration Statement on Form S-4
File No. 333-213889

Dear Mr. Clampitt:

I am enclosing Amendment No. 2 of the Form S-4 filed by Middlefield Banc Corp. (the “Company”).

The Company will file an acceleration request in separate correspondence.

Sincerely,

/s/ Francis X. Grady

Francis X. Grady

cc:	Mr. James R. Heslop, II
Executive Vice President and Chief Operating Officer